SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies
Translated exchange rate description	US$1.00 = CNY7.2535	US$1.00 = CNY6.8979